Investments in Financial Instruments - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Jul. 31, 2015 USD ($)
Financial Instruments
Exercise price per warrant | $ / shares	$ 0.01
Exercised warrants amount		$ 4,591	$ 4,591
Proportion of warrants exercisable for common stock	36.00%	36.00%	36.00%
Notional Amount		$ 123,124,638
Warrants	$ 1,843.6	28,886,903
2020
Financial Instruments
Notional Amount		10,492,489
2021
Financial Instruments
Notional Amount		$ 7,992,489
Investment in Convertible Debenture 2010 | UHI
Financial Instruments
Notional Amount				$ 1,063.1